Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Inventories [Abstract]
Work in progress	¥ 25,371	$ 3,628	¥ 2,736
Finished goods	7,427	1,062	3,861
Less: Provision	(4,180)	(598)
Total	¥ 28,618	$ 4,092	¥ 6,597